Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
General and administrative:
Total stock-based compensation expense	$ 40,675	$ 131,320	$ 268,755	$ 364,966
General and administrative stock-based compensation expense [Member]
General and administrative:
Total stock-based compensation expense	13,016	114,527	144,824	323,095
General and administrative stock-based compensation expense [Member] | Restricted Stock Units (RSUs) [Member]
General and administrative:
Total stock-based compensation expense	23,928	114,527	108,040	323,095
General and administrative stock-based compensation expense [Member] | Stock Options [Member]
General and administrative:
Total stock-based compensation expense	(10,912)		36,784
Research and development stock-based compensation expense [Member]
General and administrative:
Total stock-based compensation expense	27,659	16,793	123,931	41,871
Research and development stock-based compensation expense [Member] | Restricted Stock Units (RSUs) [Member]
General and administrative:
Total stock-based compensation expense	6,021	16,793	39,608	41,871
Research and development stock-based compensation expense [Member] | Stock Options [Member]
General and administrative:
Total stock-based compensation expense	$ 21,638		$ 84,323